Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Online game	$ 652,008	$ 669,168	$ 570,346
Online advertising	58,963	49,998	42,525
IVAS	22,357	5,402	4,307
Others	21,938	13,307	6,251
Total revenues	755,266	737,875	623,429
Cost of revenues:
Online game	142,549	93,306	76,432
Online advertising (including transactions with a related party of $50, $373 and $690, respectively)	14,838	13,827	6,535
IVAS	22,985	1,786	1,509
Others (including transactions with a related party of $1,552, $1,310 and $nil, respectively)	21,490	17,518	20,046
Total cost of revenues	201,862	126,437	104,522
Gross profit	553,404	611,438	518,907
Operating expenses:
Product development	194,113	119,909	73,755
Sales and marketing (including transactions with a related party of $14,026, $13,390 and $10,401, respectively)	241,307	128,830	60,639
General and administrative (including transactions with a related party of $27, $12 and $15, respectively)	107,451	57,191	33,514
Goodwill impairment and impairment of intangible assets acquired as part acquisition of business	52,282	0	2,906
Total operating expenses	595,153	305,930	170,814
Operating profit (loss)	(41,749)	305,508	348,093
Interest income	26,091	28,455	15,882
Foreign currency exchange loss	(668)	(5,936)	(558)
Interest expense	(6,452)	(8,835)	(2,243)
Other (expense) income	4,112	3,613	(173)
Income (loss) before income tax expense	(18,666)	322,805	361,001
Income tax expense	2,493	36,383	67,405
Net income (loss)	(21,159)	286,422	293,596
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0	17,780	11,196
Less: Net loss attributable to the non-controlling interest shareholders	(17,778)	0	0
Net income (loss) attributable to Changyou.com Limited	(3,381)	268,642	282,400
Net income (loss)	(21,159)	286,422	293,596
Other comprehensive income (loss)	(2,931)	33,600	3,385
Comprehensive income (loss)	(24,090)	320,022	296,981
Comprehensive income attributable to the mezzanine classified non-controlling interest shareholders	0	17,780	11,196
Comprehensive loss attributable to the non-controlling interest shareholders	(17,778)	0	0
Comprehensive income (loss) attributable to Changyou.com Limited	(6,312)	302,242	285,785
Cost of revenues [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	152	101	306
Product development [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	1,069	475	1,854
Sales and marketing [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	105	74	326
General and administrative [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	$ 2,788	$ 624	$ 1,183
Ordinary shares [Member]
Operating expenses:
Basic net income (loss) per share	$ (0.03)	$ 2.53	$ 2.67
Diluted net income (loss) per share	$ (0.03)	$ 2.52	$ 2.64
Weighted average number of shares outstanding, basic	105,722	106,252	105,656
Weighted average number of shares outstanding, diluted	105,722	106,676	106,792
ADS [Member]
Operating expenses:
Basic net income (loss) per share	$ (0.06)	$ 5.06	$ 5.35
Diluted net income (loss) per share	$ (0.06)	$ 5.04	$ 5.29
Weighted average number of shares outstanding, basic	52,861	53,126	52,828
Weighted average number of shares outstanding, diluted	52,861	53,338	53,396